Consolidated Balance Sheets - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 4,581,749	€ 3,691,420	€ 29,794,856
Marketable Securities	8,078,002	15,084,284
Prepaid expenses and other current assets	1,813,226	2,480,554	1,926,512
Total current assets	14,472,977	21,256,258	31,721,368
Non-current assets
Fixed assets, net	42,922	82,977	111,639
Total non-current assets	351,016	1,090,887	1,716,492
Total assets	14,823,993	22,347,145	33,437,860
Current liabilities
Other current liabilities	337,764	255,062	297,875
Total current liabilities	2,099,362	1,735,639	2,183,513
Non-current liabilities
Other non current liabilities	1,158	14,594	27,218
Retirement benefit obligation	227,767	164,655	88,963
Total long-term liabilities	228,925	179,249	116,181
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 59,700,000 shares authorized and 18,289,866 and 18,216,958 shares issued and outstanding respectively	68,462,280	67,344,140	66,603,725
Accumulated deficit	(56,055,520)	(47,143,025)	(35,465,559)
Accumulated other comprehensive income	88,946	231,142
Total shareholders’ equity	12,495,706	20,432,257	31,138,166
Total liabilities and shareholders’ equity	14,823,993	22,347,145	33,437,860
Nonrelated Party [Member]
Non-current assets
Other non-current assets	304,744	1,004,560	1,601,503
Current liabilities
Accounts payable	317,830	294,975	1,042,054
Accrued expenses	232,307	153,136	202,389
Related Party [Member]
Non-current assets
Other non-current assets	3,350	3,350	3,350
Current liabilities
Accounts payable	180,116	170,888	151,988
Accrued expenses	€ 1,031,345	€ 861,578	€ 489,207